Notes to the Consolidated Statements of Operations - Other operating income (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Notes to the Consolidated Statements of Operations
Compensation for CMO/Material transfer		€ 89	€ 2,848	€ 1,891
Reimbursement Claim	€ 1		1,359
Sale of equipment	968	477	1,415	961
Grants and other cost reimbursements from government agencies and similar bodies	332	274	332	514
Other	336	77	838	999
Total	€ 1,637	€ 917	€ 6,792	€ 4,365